Shareholders’ Deficit (Details) - USD ($)			3 Months Ended	9 Months Ended
		Apr. 08, 2024	Mar. 31, 2025	Dec. 31, 2024
Shareholders’ Deficit [Line Items]
Preference shares, shares authorized			1,000,000	1,000,000
Preference shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Preference shares, shares issued
Preference shares, shares outstanding
Shares issued value (in Dollars)	[1]			$ 25,000
Percentage of common stock issuance			20.00%	20.00%
Common stock voting rights			one	one
Affirmative vote of at least percentage			90.00%	90.00%
Sponsor [Member]
Shareholders’ Deficit [Line Items]
Shares issued		25,000
Share price (in Dollars per share)		$ 0.004
Business Combination [Member]
Shareholders’ Deficit [Line Items]
Percentage of voting interests			50.00%	50.00%
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized			200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Ordinary shares subject to possible redemption shares			23,000,000	23,000,000
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized			20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, shares issued			5,750,000	5,750,000
Ordinary shares, shares outstanding			5,750,000	5,750,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Shares issued		5,750,000
Shares issued value (in Dollars)		$ 25,000
Share price (in Dollars per share)		$ 0.004
Sponsor [Member]
Shareholders’ Deficit [Line Items]
Shares issued		25,000
Share price (in Dollars per share)		$ 0.004
Sponsor [Member] | Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Shares issued		5,750,000
Shares issued value (in Dollars)		$ 25,000
Share price (in Dollars per share)		$ 0.004

[1]	Included up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 7). On August 19, 2024, the Company consummated its IPO and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment, hence the 750,000 shares of Class B ordinary shares were no longer subject to forfeiture.